New IFRS and IFRIC Not Yet Effective - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Group revenue	€ 143,769,000	€ 144,185,000	€ 71,579,000
Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Group revenue	€ 750,000,000